Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended	12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	116 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
Longboard Fund [Member]
Account Value [Line Items]
Accumulated Value	$ 21,340	$ 16,478	$ 17,189	$ 18,313	$ 15,856	$ 12,930	$ 11,318	$ 12,869	$ 9,741	$ 10,290	$ 10,000
I C E Bof A 3 Month U S Treasury Bill [Member]
Account Value [Line Items]
Accumulated Value	11,874	11,271	10,741	10,623	10,618	10,534	10,294	10,112	10,033	10,002	10,000
Morningstar Moderate Target Risk Index [Member]
Account Value [Line Items]
Accumulated Value	18,309	15,629	14,806	16,539	14,972	13,395	11,913	11,935	10,386	9,827	10,000
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Accumulated Value	22,157	16,240	16,668	19,161	15,703	13,824	12,857	12,784	10,803	9,639	10,000
S P 500 Index [Member]
Account Value [Line Items]
Accumulated Value	34,422	25,709	22,584	24,875	19,445	16,555	14,258	13,416	10,919	10,105	$ 10,000
Longboard Fund Class I [Member]
Account Value [Line Items]
Accumulated Value	19,264	14,915	15,598	16,665	14,462	11,823	10,396	11,862	8,997	9,424
Longboard Fund Class I I C E Bof A 3 Month U S Treasury Bill Index [Member]
Account Value [Line Items]
Accumulated Value	11,873	11,270	10,740	10,622	10,616	10,532	10,293	10,111	10,032	10,000
Longboard Fund Class I Morningstar Moderate Target Risk Index [Member]
Account Value [Line Items]
Accumulated Value	18,865	16,104	15,256	17,041	15,427	13,802	12,275	12,297	10,701	10,000
Longboard Fund Class I Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Accumulated Value	24,027	17,610	18,074	20,778	17,028	14,990	13,942	13,863	11,715	10,000
Longboard Fund Class I Sp 500 Index [Member]
Account Value [Line Items]
Accumulated Value	$ 34,591	$ 25,835	$ 22,694	$ 24,996	$ 19,540	$ 16,636	$ 14,328	$ 13,482	$ 10,972	$ 10,000